Dividends - Summary of Dividend Payments (Details) - ARS ($) $ in Thousands													12 Months Ended
	Jul. 24, 2024	Jun. 28, 2024	May 23, 2024	May 14, 2024	Sep. 11, 2023	Aug. 08, 2023	Jul. 10, 2023	Jun. 12, 2023	May 09, 2023	Jan. 09, 2023	Sep. 12, 2022	May 09, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividend [Line Items]
Dividends paid, ordinary shares													$ 704,235,995	$ 514,083,795	$ 234,762,898
Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividend [Line Items]
Dividends paid, ordinary shares	$ 152,806,782	$ 146,118,828	$ 140,261,066	$ 65,000,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 35,000,000	$ 4,000,000	$ 4,000,000	$ 11,000,000
Ordinary And Extraordinary Shareholders' Meeting | Optional Reserve for Future Income Distribution
Disclosure Of Dividend [Line Items]
Dividends paid, ordinary shares	$ 193,173,730	$ 192,164,921	$ 192,904,127	$ 89,395,929	$ 45,301,467	$ 51,077,291	$ 57,432,142	$ 61,076,126	$ 181,189,858	$ 27,775,433	$ 34,542,542	$ 122,003,372